INVENTORIES (Tables)	12 Months Ended
Dec. 29, 2019
Inventories [Abstract]
Schedule of inventory current	INVENTORIES:

	December 29, 2019	December 30, 2018

Raw materials and spare parts inventories	$152,584	$151,600
Work in progress	75,535	67,903
Finished goods	823,933	720,526
	$1,052,052	$940,029